Finance Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Finance Lease Liabilities [Abstract]
Schedule of Future Finance Lease Payments

Future finance lease payments as of March 31, 2024 and 2025, are detailed as follows:

	As of March 31,
	2024	2025	2025
Finance leases	S$	S$	US$
2025	190,711	—	—
2026	146,686	238,473	177,369
2027	116,289	200,085	148,817
2028	98,298	182,094	135,436
2029	46,876	128,072	95,256
2030	—	68,013	50,586
Thereafter	—	75,113	55,867
Total future lease payment	598,860	891,850	663,331
Less: Imputed interest	(51,187)	(99,020)	(73,648)
Present value of finance lease liabilities	547,673	792,830	589,683
Less: Current portion	(168,192)	(199,320)	(148,248)
Long-term potion of finance lease liabilities	379,481	593,510	441,435

Schedule of Operating Leases and Finance Leases

The following table shows the weighted-average lease terms and discount rates for operating leases and finance leases:

	2024	2025
Weighted average remaining lease term (Years)
Finance leases	3	3

Weighted average discount rate
Finance leases	5%	4%

The components of the finance lease cost are as follows:

	For the years ended 31 March,
	2023	2024	2025	2025
	S$	S$	S$	US$
Finance lease cost:
Depreciation of property, plant and equipment	253,062	219,170	270,036	200,845
Interest on finance lease (Included in interest expense)	41,225	80,461	39,858	29,645
	294,287	299,631	309,894	230,490